TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Trade Receivables and Other Current Assets [Abstract]
Trade receivables	$ 462	$ 503
Collateral deposits	196	169
Short term deposits and advances	88	2
Prepaids and other	50	76
Income tax receivables	37	57
Inventory	35	65
Other short-term receivables	65	83
Trade receivables and other current assets, net	$ 933	$ 955
% of trade receivables that is current	86.00%	92.00%